BALANCE SHEET (Parenthetical) - $ / shares	Jul. 31, 2025	Jan. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	3,373,750	3,075,000
Common stock, shares outstanding	3,373,750	3,075,000